Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [ ];   Amendment Number:
  This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               03/13/2011
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: $ 56,010 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

								VALUE	SHARES/	SH/PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT/PRNCALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
ARMOUR RESIDENTIAL REIT INC	*W EXP 11/07/201042315119	5	86000	SH	SOLE	NONE	86000
BP P L C SPONSORED ADR 		SPONSORED ADR	055622104	883	20000	SH	SOLE	NONE	20000
BANK OF AMERICA CORP		COM		060505104	467	35000	SH	SOLE	NONE	35000
LOCKHEED MARTIN CORP		COM		539830109	611	7600	SH	SOLE	NONE	7600
LORAL SPACE &COMMUNICATION INC	COM		543881106	5	68	SH	SOLE	NONE	68
MORGAN STANLEY			COM NEW		617446448	137	5000	SH	SOLE	NONE	5000
NEW YORK COMMUNITY BANCORP INC	COM		649445103	362	21000	SH	SOLE	NONE	21000
PITNEY BOWES INC		COM		724479100	437	17000	SH	SOLE	NONE	17000
PORTLAND GENERAL ELECTRIC CO 	COM NEW		736508847	35	1482	SH	SOLE	NONE	1482
GENON ENERGY INC 		COM		37244E107	40	10566	SH	SOLE	NONE	10566
AT&T INC			COM		00206R102	520	17000	SH	SOLE	NONE	17000
ARRIS GROUP INC SR NT CONV 	NOTE 2.000%11/1	04269QAC4	3251	3000000	PRN	SOLE	NONE	3000000
CHESAPEAKE ENERGY CORP  	NOTE 2.750%11/1	165167BW6	2330	2000000	PRN	SOLE	NONE	2000000
CHESAPEAKE ENERGY CORP 		NOTE 2.500% 5/1	165167BZ9	4345	4000000	PRN	SOLE	NONE	4000000
CROSSTEX ENERGY L P		COM		22765U102	592	35000	SH	SOLE	NONE	35000
DENDREON CORP CONV SR NTS	NOTE 2.875% 1/1	24823QAC1	7157	6800000	PRN	SOLE	NONE	6800000
ISIS PHARMACEUTICALS INC 	NOTE 2.625% 2/1	464337AE4	2236	2320000	PRN	SOLE	NONE	2320000
JPMORGAN CHASE & CO		COM		46625H100	461	10000	SH	SOLE	NONE	10000
KKR FINL HLDGS LLC SENIOR  	NOTE 7.500% 1/1	48248AAD0	12091	8500000	PRN	SOLE	NONE	8500000
LEAP WIRELESS INTL INC SR  	NOTE 4.500% 7/1	521863AL4	965	1000000	PRN	SOLE	NONE	1000000
LIONS GATE ENTMT INC SR  	NOTE 3.625% 3/1	53626YAA6	3946	3976000	PRN	SOLE	NONE	3976000
MICRON TECHNOLOGY INC SR NT  	NOTE 1.875% 6/0	595112AH6	5425	5000000	PRN	SOLE	NONE	5000000
POWERSHARES DB U S 		DOLL INDX BULL	73936D107	327	15000	SH	SOLE	NONE	15000
PROSHARES ULTRA S&P500 ETF	PSHS ULT S&P 50074347R107	533	10000	SH	SOLE	NONE	10000
PROSHARES ULTRA QQQ ETF		PSHS ULTRA QQQ	74347R206	360	4000	SH	SOLE	NONE	4000
PROSPECT CAPITAL CORPORATION	COM		74348T102	916	75000	SH	SOLE	NONE	75000
RETAIL OPPORTUNITY INV		*W EXP 10/23/20176131N119	149	149100	SH	SOLE	NONE	149100
SINCLAIR BROADCAST GROUP, INC. 	SDCV 6.000% 9/1	829226AV1	0	350	PRN	SOLE	NONE	350
TERREMARK WORLDWIDE INC 	NOTE 6.625% 6/1	881448AF1	3360	2000000	PRN	SOLE	NONE	2000000
TWO HARBORS INVESTMENT 		*W EXP 07/13/20190187B119	50	126500	SH	SOLE	NONE	126500
VECTOR GROUP LTD VAR INT  	FRNT 11/1	92240MAS7	2598	2000000	PRN	SOLE	NONE	2000000
VERIZON COMMUNICATIONS		COM		92343V104	597	15500	SH	SOLE	NONE	15500
SEARCHMEDIA HOLDINGS LIMITED	*W EXP 11/19/201G8005Y114	7	60300	SH	SOLE	NONE	60300
TOWER SEMICONDUCTOR LTD		ORD		M87915100	811	610000	SH	SOLE	NONE	610000

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